Financial Assets and financial liabilities - Schedule of Warrants Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-Current
Warrants Liability Noncurrent	$ 16,860	$ 23,700	$ 0
Series A Common Share Warrants [Member]
Non-Current
Warrants Liability Noncurrent	$ 16,860	$ 23,700